REVENUE AND COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2023
REVENUE AND COST OF SALES
Schedule Of Revenue
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Concentrate sales	$9,838	$11,189	$19,830	$20,978
Provisional pricing adjustments	(620)	(1,819)	(787)	(558)
	$9,218	$9,370	$19,043	$20,420

Schedule Of Cost Of Sales
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Production costs	$7,407	$4,987	$14,711	$10,834
Write down of equipment and materials and supplies inventory	91	-	91	-
Depreciation and depletion	677	481	1,347	940
	$8,175	$5,468	$16,149	$11,774